Related Party Transactions (Details Narrative) (10-K) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 10, 2021	Nov. 18, 2020	Feb. 19, 2020	Apr. 11, 2019	Apr. 05, 2019	Feb. 28, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Notes payable to related parties								$ 300,000
Debt discount								75,000		$ 19,069	$ 248,713
Unamortized discount							$ 100,000				100,000
Number of shares issued to common stock	30,000
Payment of related party notes payable								14,231	45,341	84,890	227,211
Accounts payable and accrued liabilities to related parties							2,621,940	1,928,471		51,125	2,621,940
Stock-based compensation expense							$ 2,000,000	$ 417,462		$ 57,201	$ 4,624,708
Number of common stock for services							2,000,000
Executives and Other Employees [Member]
Number of shares issued to common stock										0	500,000
Stock-based compensation expense										$ 0	$ 500,000
Employment Agreement [Member]
Number of shares issued to common stock				1,375,000		600,000
Annual salary				$ 75,000
Annual bonus				$ 25,000
Agreement description				The Company's common stock are to be issued and held in escrow by the Company's legal counsel and disbursed in equal one-third (1/3) increments on each anniversary of the employment.
Stock-based compensation expense										$ 57,063	$ 76,063
Proceeds from intial public offering			$ 750,000
Employment Agreement [Member] | Maximum [Member]
Annual interest rate				5.00%
Consulting Agreement [Member] | Balance Labs, Inc [Member]
Number of shares issued to common stock		1,000,000
Beneficial ownership interest		37.00%
Proceeds from intial public offering		$ 200,000
Consulting Agreement [Member] | Balance Labs, Inc [Member] | First Year [Member]
Debt periodic payment		25,000
Consulting Agreement [Member] | Balance Labs, Inc [Member] | Second Year [Member]
Decrease in monthly payments		$ 22,500
Consulting Agreement [Member] | Balance Labs, Inc [Member] | On Each Anniversary [Member]
Number of shares issued to common stock		500,000
Stock Options [Member]
Number of shares issued to common stock										224,000	56,000
Related Party [Member]
Notes payable to related parties							$ 20,000			$ 630,500	$ 20,000
Debt discount										27,256	5,526
Related Party One [Member]
Debt discount										8,946	23,836
Unamortized discount							270,645			527,300	270,645
Payment of related party notes payable										84,890	227,211
Two Founders [Member]
Number of shares issued to common stock					25,000,000
Convertible Debt [Member]
Notes payable to related parties							0			0	0
Debt discount										620,000	0
Converted principal including accrued interest										400,000	254,566
Unamortized discount							870			$ 10,123	$ 870
Number of common stock for convertible debt										2,500,000	25,409,544
Principal balance							0				$ 0
Convertible Debt [Member] | Related Party [Member]
Unamortized discount							$ 0			$ 10,123	$ 0